Quarterly Holdings Report
for
Fidelity® Select Portfolios®
Health Care Portfolio
May 31, 2025
HEA-NPRT1-0725
1.802174.121
Common Stocks - 95.9%
	Shares	Value ($)
BELGIUM - 1.8%
Health Care - 1.8%
Pharmaceuticals - 1.8%
UCB SA	580,000	105,303,904
CANADA - 0.6%
Health Care - 0.6%
Biotechnology - 0.6%
Xenon Pharmaceuticals Inc (b)	1,280,000	36,928,000
CHINA - 0.4%
Health Care - 0.4%
Biotechnology - 0.4%
BeOne Medicines Ltd ADR (b)	100,000	24,558,000
DENMARK - 2.1%
Health Care - 2.1%
Biotechnology - 2.1%
Ascendis Pharma A/S ADR (b)	740,000	120,501,600
Zealand Pharma A/S (b)	14,600	1,014,864

TOTAL DENMARK		121,516,464
GERMANY - 0.7%
Health Care - 0.7%
Biotechnology - 0.7%
BioNTech SE ADR (b)	400,000	38,324,000
NETHERLANDS - 4.1%
Health Care - 4.1%
Biotechnology - 3.9%
Argenx SE ADR (b)(c)	280,000	160,512,800
Merus NV (b)	1,200,000	67,284,000
		227,796,800
Pharmaceuticals - 0.2%
Pharvaris NV (b)	746,755	12,396,133
TOTAL NETHERLANDS		240,192,933
UNITED KINGDOM - 0.3%
Health Care - 0.3%
Biotechnology - 0.3%
Immunocore Holdings PLC ADR (b)	520,000	19,031,999
UNITED STATES - 85.9%
Health Care - 85.9%
Biotechnology - 21.9%
AbbVie Inc	475,000	88,402,250
Acumen Pharmaceuticals Inc (b)	1,140,000	1,162,799
Akero Therapeutics Inc (b)	280,000	13,902,000
Alnylam Pharmaceuticals Inc (b)	640,000	194,918,400
Annexon Inc (b)	1,200,000	2,448,000
Apogee Therapeutics Inc (b)	52,600	1,927,264
Arcellx Inc (b)	549,578	34,106,811
Avidity Biosciences Inc (b)	500,000	15,490,000
Bicara Therapeutics Inc (c)	815,000	7,538,750
Cargo Therapeutics Inc (b)	1,280,000	5,440,000
Caris Life Sciences Inc (b)(e)(f)	1,420,479	2,556,862
Cartesian Therapeutics Inc (b)	368,992	3,527,564
CG oncology Inc (b)(c)	670,000	17,165,400
Cogent Biosciences Inc (b)	2,359,572	12,836,072
Crinetics Pharmaceuticals Inc (b)	1,280,000	39,052,800
Cytokinetics Inc (b)	800,000	24,816,000
Day One Biopharmaceuticals Inc (b)(c)	1,000,000	6,380,000
Disc Medicine Inc (b)	336,096	15,688,961
Exact Sciences Corp (b)	3,150,000	177,282,000
Gilead Sciences Inc	1,200,000	132,096,000
Jade Biosciences Inc (f)	330,967	2,399,511
Janux Therapeutics Inc (b)	699,390	16,645,482
Legend Biotech Corp ADR (b)	3,462,424	100,237,175
Metsera Inc (c)	305,342	8,158,738
MoonLake Immunotherapeutics Class A (b)	753,795	29,405,543
Nurix Therapeutics Inc (b)	1,600,000	17,008,000
Nuvalent Inc Class A (b)	700,000	52,227,000
Oruka Therapeutics Inc	999,710	10,956,822
Perspective Therapeutics Inc (b)	600,000	1,542,000
Revolution Medicines Inc (b)(c)	400,000	15,760,000
Rezolute Inc/old (b)	2,800,000	11,536,000
Rhythm Pharmaceuticals Inc (b)	100,000	6,133,000
Scholar Rock Holding Corp (b)	92,628	2,687,138
Soleno Therapeutics Inc (b)	520,000	38,142,000
Spyre Therapeutics Inc (b)(c)	570,660	8,719,685
Stoke Therapeutics Inc (b)(c)	1,000,000	9,540,000
Summit Therapeutics Inc (b)(c)	570,000	10,382,550
Upstream Bio Inc	853,667	7,879,346
Vaxcyte Inc (b)	1,080,000	35,089,200
Veracyte Inc (b)	1,520,000	40,447,200
Viking Therapeutics Inc (b)(c)	1,000,000	26,800,000
Viridian Therapeutics Inc (b)	2,627,285	36,571,807
		1,285,006,130
Health Care Equipment & Supplies - 29.6%
Boston Scientific Corp (b)	4,900,000	515,774,000
Glaukos Corp (b)	860,000	81,089,400
Inspire Medical Systems Inc (b)	528,000	72,969,600
Insulet Corp (b)	690,000	224,270,700
Intuitive Surgical Inc (b)	95,000	52,472,300
Kestra Medical Technologies Ltd	428,000	9,638,560
Masimo Corp (b)	1,400,000	227,500,000
Medical Microinstruments Inc/Italy warrants 2/16/2031 (b)(e)(f)	15,815	192,943
Outset Medical Inc (b)(d)	1,335,000	23,455,950
Penumbra Inc (b)	1,080,000	288,327,600
PROCEPT BioRobotics Corp (b)	750,000	43,500,000
Stryker Corp	500,000	191,320,000
		1,730,511,053
Health Care Providers & Services - 19.2%
agilon health Inc (b)	9,742,248	21,627,791
Alignment Healthcare Inc (b)	1,750,000	26,897,500
Astrana Health Inc (b)	600,000	14,874,000
BrightSpring Health Services Inc (b)	3,280,000	78,096,800
Centene Corp (b)	1,120,000	63,212,800
Cigna Group/The	350,000	110,824,000
CVS Health Corp	2,800,000	179,312,000
LifeStance Health Group Inc (b)	5,400,000	32,076,000
Molina Healthcare Inc (b)	435,000	132,692,400
Privia Health Group Inc (b)	3,280,000	74,652,800
Surgery Partners Inc (b)	1,690,000	39,900,900
UnitedHealth Group Inc	1,150,000	347,196,500
		1,121,363,491
Health Care Technology - 2.6%
Phreesia Inc (b)	1,280,000	31,347,200
Veeva Systems Inc Class A (b)	415,000	116,075,500
Waystar Holding Corp (b)	160,000	6,396,800
		153,819,500
Life Sciences Tools & Services - 5.7%
10X Genomics Inc Class A (b)	280,000	2,668,400
10X Genomics Inc Class B (b)(g)	500,000	4,765,000
Danaher Corp	1,730,000	328,527,000
		335,960,400
Pharmaceuticals - 6.9%
Contineum Therapeutics Inc Class A (b)	450,000	1,647,000
Eli Lilly & Co	380,000	280,314,600
Enliven Therapeutics Inc (b)(c)	700,000	12,439,000
Merck & Co Inc	400,000	30,736,000
Rapport Therapeutics Inc (b)(c)	278,632	2,304,287
Royalty Pharma PLC Class A	1,750,000	57,540,000
Structure Therapeutics Inc ADR (b)	780,000	16,972,800
		401,953,687
TOTAL UNITED STATES		5,028,614,261
TOTAL COMMON STOCKS (Cost $3,799,146,773)		5,614,469,561

Convertible Corporate Bonds - 0.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.1%
Financials - 0.0%
Financial Services - 0.0%
Saluda Medical Inc 0% (e)(f)(h)	3,194,800	3,491,597
Health Care - 0.1%
Health Care Technology - 0.0%
Wugen Inc 10% 6/14/2025 (e)(f)	2,299,153	2,641,727
Pharmaceuticals - 0.1%
Galvanize Therapeutics 6% 2/28/2027 (e)(f)	3,306,100	3,971,287
TOTAL HEALTH CARE		6,613,014

TOTAL UNITED STATES		10,104,611
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $8,800,053)		10,104,611

Convertible Preferred Stocks - 2.1%
	Shares	Value ($)
CHINA - 0.0%
Health Care - 0.0%
Health Care Providers & Services - 0.0%
dMed Biopharmaceutical Co Ltd Series C (b)(e)(f)	330,316	2,645,831
ISRAEL - 0.2%
Health Care - 0.2%
Health Care Equipment & Supplies - 0.2%
InSightec Ltd Series G (e)(f)	11,853,768	9,127,401
UNITED STATES - 1.9%
Financials - 0.1%
Financial Services - 0.1%
Saluda Medical Inc Series E (b)(e)(f)	759,659	4,641,516
Saluda Medical Inc Series E-1 (e)(f)	395,700	3,375,321
		8,016,837
Health Care - 1.7%
Biotechnology - 1.0%
Asimov Inc Series B (b)(e)(f)	101,438	2,616,086
Caris Life Sciences Inc Series D (b)(e)(f)	3,206,021	25,584,048
Cleerly Inc Series C (b)(e)(f)	1,285,367	14,408,964
Element Biosciences Inc Series C (b)(e)(f)	572,265	4,663,960
Element Biosciences Inc Series D (e)(f)	413,355	2,405,726
Element Biosciences Inc Series D1 (e)(f)	413,355	2,405,726
ElevateBio LLC Series C (b)(e)(f)	254,900	502,153
Endeavor BioMedicines Inc Series C (b)(e)(f)	1,366,212	6,680,777
		59,267,440
Health Care Equipment & Supplies - 0.2%
Medical Microinstruments Inc/Italy Series C (b)(e)(f)	316,310	10,552,102
Health Care Providers & Services - 0.0%
Thriveworks Topco LLC Class B (b)(e)(f)(i)	473,270	1,940,407
Health Care Technology - 0.5%
Aledade Inc Series B1 (b)(e)(f)	201,220	7,125,200
Aledade Inc Series E1 (b)(e)(f)	56,664	2,006,472
Candid Therapeutics Series B (e)(f)	3,162,302	3,130,679
Omada Health Inc Series E (b)(f)	717,691	13,636,130
Wugen Inc Series B (b)(e)(f)	454,342	608,818
		26,507,299
Pharmaceuticals - 0.0%
Galvanize Therapeutics Series B (b)(e)(f)	3,696,429	1,182,857
TOTAL HEALTH CARE		99,450,105

Materials - 0.1%
Chemicals - 0.1%
Manus Bio Inc Series One-6 (e)(f)	1,079,396	3,281,364
TOTAL UNITED STATES		110,748,306
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $176,078,347)		122,521,538

Preferred Securities - 0.4%
	Principal Amount (a)	Value ($)
CANADA - 0.3%
Health Care - 0.3%
Health Care Equipment & Supplies - 0.3%
Kardium Inc/CA 10% 12/31/2026 (e)(f)	13,197,451	15,986,659
UNITED STATES - 0.1%
Health Care - 0.1%
Health Care Technology - 0.1%
HeartFlow Inc 0% (e)(f)(h)	9,667,400	10,033,794
TOTAL PREFERRED SECURITIES (Cost $22,864,851)		26,020,453

Money Market Funds - 2.5%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (j)	4.32	85,580,865	85,597,981
Fidelity Securities Lending Cash Central Fund (j)(k)	4.32	59,033,916	59,039,820
TOTAL MONEY MARKET FUNDS (Cost $144,636,051)			144,637,801

TOTAL INVESTMENT IN SECURITIES - 101.0% (Cost $4,151,526,075)	5,917,753,964
NET OTHER ASSETS (LIABILITIES) - (1.0)%	(58,202,697)
NET ASSETS - 100.0%	5,859,551,267

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)	Affiliated company
(e)	Level 3 security
(f)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $163,795,918 or 2.8% of net assets.

(g)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,765,000 or 0.1% of net assets.

(h)	Security is perpetual in nature with no stated maturity date.
(i)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(k)	Investment made with cash collateral received from securities on loan.

At period end, the value of non-cash collateral for securities on loan amounted to $21,987,656.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Aledade Inc Series B1	5/07/21	7,704,855

Aledade Inc Series E1	5/20/22	2,822,683

Asimov Inc Series B	10/29/21	9,401,345

Candid Therapeutics Series B	8/27/24	3,794,762

Caris Life Sciences Inc	10/06/22	7,954,682

Caris Life Sciences Inc Series D	5/11/21	25,968,770

Cleerly Inc Series C	7/08/22	15,142,394

dMed Biopharmaceutical Co Ltd Series C	12/01/20	4,691,527

Element Biosciences Inc Series C	6/21/21	11,763,880

Element Biosciences Inc Series D	6/28/24	3,242,067

Element Biosciences Inc Series D1	6/28/24	3,242,067

ElevateBio LLC Series C	3/09/21	1,069,306

Endeavor BioMedicines Inc Series C	4/22/24	8,913,987

Galvanize Therapeutics 6% 2/28/2027	2/28/24	3,306,100

Galvanize Therapeutics Series B	3/29/22	6,399,572

HeartFlow Inc 0%	3/26/25	9,667,400

InSightec Ltd Series G	6/17/24	10,523,775

Jade Biosciences Inc	10/30/24	3,115,498

Kardium Inc/CA 10% 12/31/2026	5/31/24 - 3/31/25	13,197,451

Manus Bio Inc Series One-6	3/30/21	11,322,073

Medical Microinstruments Inc/Italy Series C	2/16/24	10,543,783

Medical Microinstruments Inc/Italy warrants 2/16/2031	2/16/24	0

Omada Health Inc Series E	12/22/21	12,908,103

Saluda Medical Inc 0%	1/03/25	3,194,800

Saluda Medical Inc Series E	4/06/23	6,133,335

Saluda Medical Inc Series E-1	4/06/23	3,194,803

Thriveworks Topco LLC Class B	7/23/21 - 2/25/22	13,771,884

Wugen Inc 10% 6/14/2025	6/14/24	2,299,153

Wugen Inc Series B	7/09/21	3,523,377

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	13,904,113	424,144,503	352,450,635	455,773	-	-	85,597,981	85,580,865	0.2%
Fidelity Securities Lending Cash Central Fund	56,507,844	113,800,941	111,268,965	128,651	-	-	59,039,820	59,033,916	0.2%
Total	70,411,957	537,945,444	463,719,600	584,424	-	-	144,637,801

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are presented in the table below. Certain corporate actions, such as mergers, are excluded from the amounts in this table if applicable. A dash in the Value end of period ($) and Shares end of period columns means either the issuer is no longer held at period end, or the issuer is held at period end but is no longer an affiliate.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Outset Medical Inc	-	29,390	-	-	-	7,431,760	23,455,950	1,335,000
Total	-	29,390	-	-	-	7,431,760	23,455,950

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Convertible Corporate Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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